Convertible debentures	12 Months Ended
Aug. 31, 2022
Convertible Debentures
Convertible debentures

16.	Convertible debentures

During the year ended August 31, 2020, the Company entered into a securities purchase agreement (the “Agreement”) with two institutional accredited investors (the “Debenture Holders”) to issue up to $14.0 million in convertible debentures consisting of $7.0 million in Tranche A Convertible Debentures (“Tranche A”) and up to $7.0 million in Tranche B Convertible Debentures (“Tranche B”, together with the Tranche A, the “Convertible Debentures”).

Repayment of the Convertible Debentures was guaranteed by the Company’s subsidiary, TRX Gold Tanzania Limited, pursuant to a global guarantee agreement.

During the year ended August 31, 2020 the Company closed on the first and second issuances under Tranche A for a total of $6.0 million. The conversion price is calculated at the lower of i) a fixed conversion price (first issuance - $1.2125, second issuance - $1.2029); or ii) 93% of the average of the two lowest daily VWAPs during the 10 consecutive trading days immediately before the conversion date, all of which is subject to a floor of $0.20.

During the year ended August 31, 2021, the Company closed on the third issuance of convertible debentures under Tranche A for a total of $1.0 million. The conversion price is the same as the first two issuances, with the exception of the fixed conversion price, which is $1.1554. With this issuance, Tranche A was fully accessed.

Implementation fees of 3.95% were to be paid at the closing of each issuance. In connection with the issuance during the year ended August 31, 2021, transactions costs amounting to $0.1 million were paid and expensed.

Initial recognition of the issuances that have closed up to August 31, 2021 are as follows:

Issued	Tranche	Principal	Maturity Date	Interest Rate	Fair Value

July 27, 2020	Tranche A	$4,000	January 27, 2022	0%	$3,432
August 20, 2020	Tranche A	2,000	February 20,2022	0%	1,716
September 1, 2020	Tranche A	1,000	March 1, 2022	0%	914
Total		$7,000			$6,062

The difference of $0.9 million between the principal and the fair value of the first two issuances is attributable to the fair value of the Warrant Shares that were issued as part of the overall arrangement.

The day one gain of $0.1 million under the third issuance has been recognized in the consolidated statement of loss.

During the year ended August 31 2021, $7.0 million of Tranche A Convertible Debentures, representing the entire outstanding balance, were converted and retired resulting in the issuance of 12,150,447 common shares of the Company. The Tranche B Convertible Debentures were cancelled.

The balance of the convertible debentures (level 3) is as follows:

2021
Balance at August 31, 2020	$5,089
Fair value of third issuance	914
Day one gain on third issuance	111
Change in fair value	901
Converted during the year	(7,015)
Balance at August 31, 2021 & 2022	$-

There was no change in fair value due to changes in own credit risk during the period.

Significant assumptions used in determining the fair value of the convertible debentures are as follows:

2021
Share price	$0.62 to 0.83
Risk-free interest rate	0.10%-0.15%
Discount for lack of marketability	6%-15%
Remaining term (in years)	0.81-1.37

The range provided for the year ended August 31, 2021 refers to the range used for each assumption for the fair value at the date of the conversions during the year as the balance is $nil at year end.

The fair value is a level 3 fair value estimate given the discount for lack of marketability assumption is not an observable input.